Other assets	12 Months Ended
Mar. 31, 2024
Assets [Abstract]
Other assets
11. Other assets

	As of March 31,
	2024		2023
Current
Balances and receivables from statutory authorities (1)	Rs.	12,132	Rs.	9,267
Government incentives receivable (2)		2,908		1,451
Prepaid expenses		1,947		1,452
Advances to vendors and employees		2,802		2,724
Others (3)		2,771		5,175
	Rs.	22,560	Rs.	20,069
Non-current
Security deposits	Rs.	747	Rs.	668
Others (4)		885		132
	Rs.	1,632	Rs.	800

(1)	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”) and value added tax, and from customs authorities of India.
(2)	P rimarily consist of amounts receivable from various government authorities of India towards benefits on export sales made by the Company and other incentives .
(3)	Others primarily includes interest accrued but not due on investments, claims receivable and security deposits.
(4)	Others primarily includes advances to vendors

Refer to Note 30 for breakup of Financial and Non-Financial assets.